Income Tax Expense - Summary of Deferred Tax (Parenthetical) (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Disclosure of deferred tax assets and liabilities [Line Items]
Beginning balance	¥ (65,056)
Ending balance	(79,014)	$ (11,414)	¥ (65,056)
PRC withholding tax on dividend income [Member]
Disclosure of deferred tax assets and liabilities [Line Items]
Beginning balance	(64,717)	(9,348)	(64,717)
Provision made to consolidated statement of profit or loss	(33,251)	(4,803)	(15,541)
Utilization	19,155	2,767	15,541
Ending balance	¥ (78,813)	$ (11,384)	¥ (64,717)